1492 Small Cap Growth Fund
Summary Section
Investment Objective
The investment objective of the 1492 Small Cap Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	1492 Small Cap Growth Fund
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		1492 Small Cap Growth Fund
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		5.07%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		6.08%
Fee Waiver/Expense Reimbursement	[1]	(4.97%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.11%
[1]	The Fund's adviser contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2015 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund's average daily net assets, subject to the adviser's right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.10% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
1492 Small Cap Growth Fund	113	1,363	2,586	5,529

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies (“small-cap companies”). 1492 Capital Management, LLC, the Fund’s Adviser, currently defines small-cap companies as those that have market capitalizations below $3 billion at the time of purchase. Effective May 31, 2014, the Fund’s Adviser will define small-cap companies as those similar in size to companies in the Russell 2000 Index at the time of purchase. As of February 28, 2014, the Russell 2000 Index was composed of companies having market capitalizations of between $6.9 million and $7.96 billion. The Fund may continue to hold securities of companies that fall out of this range after purchase and no longer meet the Adviser’s small-cap company definition.

In selecting investments for the Fund, the Adviser seeks to identify small-cap companies with growth characteristics, including but not limited to the following:
  estimated potential top and bottom line growth of 15% to 20% over the next 12 to 18 months superior and defendable business model
  strong management team
  self-funding growth capabilities
  attractive valuation on both an absolute and relative basis high levels of inside ownership
  strong balance sheet
Investments in the Fund’s portfolio are selected by the Adviser, using its bottom-up fundamental process in conjunction with selected investment themes. Theme-based investing is used to emphasize industries and/or sectors of the economy that the Adviser believes have better growth prospects than others based on numerous face-to-face company meetings. Once a theme is identified, the Adviser attempts to find individual stocks that will benefit from the theme by performing additional fundamental analysis.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering (“IPO”). Small-cap companies in which the Fund may invest include companies at the low end of the market capitalization range referred to as micro-cap companies (typically less than $300 million in market capitalization) or nano-cap companies (typically less than $50 million in market capitalization). The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20% of its net assets in derivative instruments. For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund’s investment objective. The Fund may also invest in Exchange Traded Funds (“ETFs”), including leveraged ETFs.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid- or large-cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents.

The Adviser generally sells a security when it reaches its target price, when the Adviser no longer believes it meets the Fund’s investment criteria or when a more attractive investment is discovered. The Fund’s active trading strategy may result in a high portfolio turnover rate.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small-Cap Company Risk. Small-cap, micro-cap, and nano-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Micro-cap stocks are highly volatile, and these companies may fail to execute their business plans and go out of business. Nano-cap stocks in particular may also be thinly traded and may require fair value pricing by the Adviser. Fair value pricing is subjective and requires judgment by the Adviser. The actual market prices for a security may differ from the fair value of that security as determined by the Adviser, and there is no assurance that the Fund will realize fair valuation upon the sale of a security.
  Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
  Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Growth Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
  Foreign Securities Risk. Investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
  Emerging Markets Risk. Emerging market countries are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.
  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you will have a higher tax liability. Distributions to shareholders of short-term capital gains are currently taxed as ordinary income under federal tax laws. A high turnover rate may also result in higher brokerage fees, which may hurt Fund performance.
  Government Securities Risk. Not all U.S. Government securities are backed by the full faith and credit of the U.S. Government. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government’s guarantee of ultimate payment of principal and timely payment of interest of certain U.S. Government securities owned by the Fund from time to time does not imply that the Fund’s shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund’s shares will not fluctuate.
  Exchange Traded Funds Risk – To the extent the Fund invests in ETFs, in addition to risks applicable to other equity securities, it will be subject to the risk that the ETFs may trade at prices below their net asset value and that an active market for an ETF’s shares may not develop. ETFs have their own management fees and expenses, which may be duplicative, and the Adviser will have no control over the ETF’s investment strategies or objectives. Leveraged and inverse ETFs are subject to additional risks and may be considered speculative.

Performance
The bar chart below shows the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Year-by-Year Total Returns as of December 31st

Best Quarter: 1st Quarter, 2012, 14.79% Worst Quarter: 2nd Quarter, 2012, (9.90)%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2013)
Average Annual Total Returns	1 Year	Since Inception	Inception Date
1492 Small Cap Growth Fund	50.40%	28.56%	Dec. 29, 2011
1492 Small Cap Growth Fund Return After Taxes on Distributions	48.76%	27.86%	Dec. 29, 2011
1492 Small Cap Growth Fund Return After Taxes on Distributions and Sale of Fund Shares	29.75%	22.32%	Dec. 29, 2011
1492 Small Cap Growth Fund Russell 2000 Growth Index® (reflects no deductions for fees, expenses, or taxes)	43.30%	28.54%	Dec. 29, 2011

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 571-1492, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.1492Funds.com.